SCHEDULE VI - Supplemental Information Concerning Property-Casualty Insurance Operations (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non Life
Supplemental Information Concerning Property-Casualty Insurance Operations [Line Items]
Deferred Policy Acquisition Costs	[1]	$ 617,537	$ 543,416	$ 640,442
Liability for Unpaid Losses and Loss Expenses	[1]	12,047,792	11,395,321	10,363,383
Unearned Premiums	[1]	2,498,426	2,257,441	2,420,009
Premiums Earned	[1]	5,329,556	5,054,529	5,058,056
Losses and Loss Expenses Incurred Related to - Current year	[1]	3,637,671	3,945,248	3,716,988	[2]
Losses and Loss Expenses Incurred Related to - Prior year	[1]	(194,426)	71,456	(56,848)	[2]
Acquisition Costs	[1]	1,279,039	1,254,067	1,306,388
Paid Losses and Loss Expenses	[1]	2,972,995	3,232,604	3,090,670
Premiums Written	[1]	5,510,828	$ 4,825,919	$ 5,438,807
Corporate and Other
Supplemental Information Concerning Property-Casualty Insurance Operations [Line Items]
Losses and Loss Expenses Incurred Related to - Current year	[2]	$ 3,000

[1]	(1) Includes the Company's P&C and Specialty segments.
[2]	(2) Net incurred losses include favorable loss development of $3 million during the year ended December 31, 2019, which are allocated to Corporate and Other.